Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Accrued Liabilities
Accrued payroll	$ 1,060	$ 1,032
Accrued interest	9,618	9,193
Accrued expenses	5,145	5,239
Total	$ 15,823	$ 15,464